LEASES (Schedule of Minimum Lease Payments for Company's ROU Assets Over Remaining Lease Periods) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 11,240
2026	7,136
2027	5,541
2028	4,055
2029	2,895
Thereafter	7
Total undiscounted lease payments	30,874
Less: imputed interest	(1,559)
Liabilities [Member]
Present value of lease liabilities	$ 29,315